Employee benefit obligations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 11
Best estimate of contributions expected to be paid to defined benefit schemes	$ 6	$ 8
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (19)	(21)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 22	24
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (9)	(11)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 10	12
Salary increase rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming decrease in actuarial assumption	$ (10)	(11)
Increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption		12
Impact of increasing the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in carrying amount of the pension obligations, assuming increase in actuarial assumption	$ 6	$ 7